Significant related party transactions	6 Months Ended
Jun. 30, 2025
Significant related party transactions [Abstract]
Significant related party transactions
Note 10: Significant related party transactions

In addition to the related party information disclosed elsewhere in the Interim Financial Information, the following significant transactions took place between the Group and related parties during the financial period on commercial terms agreed by the parties:

	For the 3 months ended 30 June 2025 USD’000	For the 3 months ended 30 June 2024 USD’000	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
Purchase of services
Support service fees paid/payable to related corporations	1,873	1,715	3,744	3,446
Rental paid/payable to a related corporation	231	220	454	440

Rendering of services
Management fees received/receivable from related corporations	—	159	—	344

Transactions with joint ventures
Management fees received/receivable from joint venture	810	292	1,621	519
Management fees paid/payable to joint venture	203	—	203	—
Interest income received/receivable from joint venture	882	1,326	1,720	2,235

Pool arrangements
Revenue distributable/distributed to related corporations	15,063	26,297	29,175	49,280